Accrued Liabilities	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued Liabilities

NOTE 8 – Accrued Liabilities

Accrued liabilities consisted of the following (in thousands):

	December 31, 2024	December 31, 2023
Accrued expenses and reimbursements	$1,690	$858
Accrued compensation and benefits	382	387
Accrued bonus and commissions	134	108
Accrued sales and other indirect taxes payable	95	12
Accrued insurance premium and interest	23	-
Accrued transaction costs	13	13
Income Tax Payables	46	74
Accrued liabilities	$2,383	$1,452

Financed Director & Officers Insurance

The Company entered into a Directors & Officers (“D&O”) insurance agreement with Oakwood D&O Insurance, effective on March 14, 2024. The agreement states that the Company will pay a total of $310 thousand in premiums at an annual percentage rate of 9.5%. The first of ten monthly separate installment payments begin on April 14, 2024. The Company paid a down payment on the policy of $85 thousand. As of December 31, 2024, the Company currently owes $23 thousand on the D&O insurance policy.